UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

1919 Financial Services Fund
Class A | SBFAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$74	1.46%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X850

1919 Financial Services Fund
Class C | SFSLX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$110	2.19%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X843

1919 Financial Services Fund
Class I | LMRIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$62	1.22%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X819

1919 Socially Responsive Balanced Fund
Class A | SSIAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.97%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X769

1919 Socially Responsive Balanced Fund
Class C | SESLX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$86	1.70%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X751

1919 Socially Responsive Balanced Fund
Class I | LMRNX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.70%
1	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X744

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
Semi-Annual Financial Statements
June 30, 2025

1919 Financial Services Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Capital Markets - 7.4%
Ameriprise Financial Inc.	9,235	$4,928,997
CME Group Inc.	6,300	1,736,406
S&P Global Inc.	4,400	2,320,076
		8,985,479
Commercial Banks - 42.6%(a)
Amalgamated Financial Corp.	18,500	577,200
Bancorp Inc.(a)	13,370	761,689
Bank of America Corp.	113,700	5,380,284
Banner Corp.	49,670	3,186,330
Coastal Financial Corp./WA(a)	60,200	5,831,574
Columbia Banking System Inc.	16,474	385,162
Community Bank System Inc.	24,800	1,410,376
Fifth Third Bancorp	88,300	3,631,779
JPMorgan Chase & Co.	38,939	11,288,805
M&T Bank Corp.	14,400	2,793,456
PNC Financial Services Group Inc.	16,737	3,120,112
QCR Holdings Inc.	56,007	3,802,875
SmartFinancial Inc.	55,343	1,869,487
South State Corp.	24,075	2,215,622
Stock Yards Bancorp Inc.	45,473	3,591,458
Webster Financial Corp.	40,535	2,213,211
		52,059,420
Diversified Financial Services - 7.1%
Charles Schwab Corp/The	32,596	2,974,059
Intercontinental Exchange Inc.	31,365	5,754,537
		8,728,596
Insurance - 23.4%
Arch Capital Group Ltd.	13,520	1,230,996
Berkshire Hathaway Inc.(a)	10,500	5,100,585
Brown & Brown Inc.	40,501	4,490,346
Chubb Limited	24,948	7,227,935
First American Financial Corp.	11,000	675,290
Globe Life Inc.	12,172	1,512,858
Hanover Insurance Group Inc.	12,283	2,086,513
Marsh & McLennan Cos Inc.	11,708	2,559,837
Progressive Corp.	2,500	667,150
Reinsurance Group of America Inc.	10,779	2,138,122
RLI Corp.	12,720	918,638
		28,608,270

	Shares	Value
IT Services - 14.3%
Fidelity National Information Services Inc.	34,752	$2,829,160
Fiserv Inc.(a)	22,630	3,901,638
Global Payments Inc.	24,000	1,920,960
I3 Verticals Inc. Shares - Class A(a)	75,980	2,087,931
Visa Inc. Shares - Class A	19,000	6,745,950
		17,485,639
Professional Services - 2.6%
Verisk Analytics Inc.	10,000	3,115,000
Real Estate Investment Trusts (REITs) - 1.8%
Simon Property Group LP	5,700	916,332
Terreno Realty Corp.	22,183	1,243,801
		2,160,133
TOTAL COMMON STOCKS (Cost $48,984,718)		121,142,537
SHORT-TERM INVESTMENTS - 1.1%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.23%(b)	1,354,393	1,354,393
TOTAL SHORT-TERM INVESTMENTS (Cost $1,354,393)		1,354,393
TOTAL INVESTMENTS - 100.3% (Cost $50,339,111)		$122,496,930
Liabilities in Excess of Liabilities - (0.3)%		(368,896)
TOTAL NET ASSETS - 100.0%		$122,128,034

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.7%
Capital Markets - 1.1%
S&P Global Inc.	19,490	$10,276,882
Communication Services - 6.1%
Alphabet Inc. - Class A	149,253	26,302,856
Netflix Inc.(a)	21,820	29,219,817
		55,522,673
Consumer Discretionary - 6.2%
Amazon.com Inc.(a)	127,476	27,966,960
Chipotle Mexican Grill Inc.(a)	166,295	9,337,464
Home Depot Inc/The	26,692	9,786,355
TJX Cos Inc.	72,082	8,901,406
		55,992,185
Consumer Staples - 3.7%
Costco Wholesale Corp.	14,967	14,816,432
Darling International Inc.(a)	167,937	6,371,530
Hershey Co.	42,368	7,030,969
PepsiCo Inc.	41,945	5,538,418
		33,757,349
Financials - 6.8%
Bank of America Corp.	338,944	16,038,830
Charles Schwab Corp/The	90,456	8,253,205
Chubb Limited	28,387	8,224,282
LPL Financial Holdings Inc.	29,776	11,165,107
M&T Bank Corp.	52,113	10,109,401
Reinsurance Group of America Inc.	38,343	7,605,717
		61,396,542
Health Care - 7.7%
AstraZeneca PLC	129,011	9,015,289
Boston Scientific Corp.(a)	120,658	12,959,876
Danaher Corp.	41,097	8,118,301
Eli Lilly & Co.	25,421	19,816,432
Intuitive Surgical Inc.(a)	12,205	6,632,319
Thermo Fisher Scientific Inc.	19,913	8,073,925
UnitedHealth Group Inc.	18,219	5,683,781
		70,299,923
Industrials - 6.5%
Advanced Drainage Systems Inc.	63,764	7,323,933
Cintas Corp.	83,042	18,507,570
Eaton Corp. PLC	40,038	14,293,166
Old Dominion Freight Line Inc.	32,200	5,226,060
Rockwell Automation Inc.	22,879	7,599,717
Union Pacific Corp.	24,786	5,702,763
		58,653,209
Information Technology - 25.8%
Analog Devices Inc.	33,764	8,036,507
Apple Inc.	149,983	30,772,012
Broadcom Inc.	91,092	25,109,510
Intuit Inc.	12,923	10,178,543
Microsoft Corp.	88,761	44,150,609

	Shares	Value
NVIDIA Corp.	311,405	$49,198,876
Palo Alto Networks Inc.(a)	86,008	17,600,677
Salesforce.com Inc.	42,792	11,668,950
ServiceNow Inc.(a)	13,770	14,156,662
Visa Inc. Shares - Class A	40,462	14,366,033
Workday Inc. - Class A(a)	40,892	9,814,080
		235,052,459
Materials - 1.5%
Linde PLC	18,007	8,448,524
Steel Dynamics Inc.	39,836	5,099,407
		13,547,931
Real Estate Investment Trusts (REITs) - 1.3%
Equinix Inc.	8,709	6,927,748
Terreno Realty Corp.	90,734	5,087,456
		12,015,204
Utilities - 1.0%
American Water Works Co. Inc.	68,425	9,518,602
TOTAL COMMON STOCKS (Cost $279,734,034)		616,032,959
	Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	$16,606	16,355
Government National Mortgage Association (GNMA)
Series 2020-194, Class AD, Pool 2020-194, 1.00%, 06/16/2062	1,811,712	1,316,903
Series 2023-163, Class C, 5.00%, 09/20/2049	491,186	492,008
Series 2025-4, Class KB, 5.50%, 04/20/2052	4,025,949	4,124,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,334,664)		5,949,641
CORPORATE BONDS - 18.2%
Communication Services - 1.7%
Alphabet Inc., 0.45%, 08/15/2025	1,500,000	1,492,669
AT&T Inc.
2.30%, 06/01/2027	1,350,000	1,302,043
4.35%, 03/01/2029	465,000	466,034
2.75%, 06/01/2031	1,250,000	1,133,327
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,664,805
5.65%, 06/15/2035	600,000	627,881
Netflix Inc., 5.40%, 08/15/2054	255,000	252,078

The accompanying notes are an integral part of these financial statements.

2

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Communication Services - (Continued)
Verizon Communications Inc.
4.33%, 09/21/2028	$777,000	$780,303
3.88%, 02/08/2029	410,000	404,917
1.75%, 01/20/2031	1,325,000	1,141,420
4.50%, 08/10/2033	350,000	340,331
5.25%, 03/16/2037	335,000	333,588
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,528,687
2.20%, 01/13/2028	3,215,000	3,083,386
		15,551,469
Consumer Discretionary - 1.4%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	921,899
California Endowment/The, 2.50%, 04/01/2051	1,700,000	990,078
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	586,316
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,756,215
Lowe’s Cos Inc., 1.30%, 04/15/2028	2,100,000	1,943,356
Starbucks Corp.
2.45%, 06/15/2026	250,000	245,341
2.25%, 03/12/2030	1,255,000	1,138,173
Target Corp., 4.50%, 09/15/2032	3,600,000	3,581,326
Toyota Motor Corp., 4.45%, 06/30/2030	690,000	692,831
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	936,746
		12,792,281
Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,352,944
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,160,275
3.50%, 03/19/2040	575,000	478,588
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,352,779
		6,344,586
Financials - 3.8%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	755,000	709,171
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,145,516
Apollo Global Management Inc., 5.80%, 05/21/2054	2,375,000	2,353,913
Bank of America Corp.
5.34% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	1,602,000	1,599,854
4.18%, 11/25/2027	525,000	523,027

	Principal Amount	Value
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(c)	$2,515,000	$2,176,009
BlackRock Inc.
3.25%, 04/30/2029	455,000	442,407
2.40%, 04/30/2030	710,000	653,487
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,324,553
Citigroup Inc.
5.50%, 09/13/2025	325,000	325,412
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(c)	1,500,000	1,360,536
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(c)	570,000	553,855
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,809,770
2.60%, 02/07/2030	1,250,000	1,155,476
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,510,789
Intercontinental Exchange Inc., 3.75%, 12/01/2025	500,000	498,106
MetLife Inc., 4.55%, 03/23/2030	660,000	669,005
PNC Financial Services Group Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027(c)	1,350,000	1,352,127
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,540,423
Reinsurance Group of America Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055(c)	3,150,000	3,141,739
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,393,266
Simon Property Group LP, 3.38%, 12/01/2027	510,000	500,886
State Street Corp.
3.55%, 08/18/2025	360,000	359,482
3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(c)	1,000,000	924,184
Toronto-Dominion Bank/The, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(c)	1,490,000	1,497,451
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027(c)	2,675,000	2,615,659
		34,136,103
Health Care - 2.2%
AbbVie Inc.
4.25%, 11/14/2028	600,000	602,838
4.40%, 11/06/2042	1,120,000	986,621
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,320,857
Anthem Inc., 2.88%, 09/15/2029	1,530,000	1,442,303

The accompanying notes are an integral part of these financial statements.

3

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	$365,000	$363,385
3.40%, 07/26/2029	725,000	702,652
1.45%, 11/13/2030	1,580,000	1,366,838
CVS Health Corp.
3.88%, 07/20/2025	910,000	909,378
4.78%, 03/25/2038	345,000	316,792
5.63%, 02/21/2053	3,445,000	3,189,846
Gilead Sciences Inc.
1.65%, 10/01/2030	1,700,000	1,486,472
4.60%, 09/01/2035	320,000	311,053
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,041,067
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,431,789
3.50%, 08/15/2039	515,000	415,716
5.50%, 07/15/2044	2,500,000	2,438,457
		20,326,064
Industrials - 1.0%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,372,372
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,709,858
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,952,784
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,689,066
		8,724,080
Information Technology - 3.4%
Adobe Inc., 2.15%, 02/01/2027	850,000	826,653
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,312,100
Dell International LLC / EMC Corp., 5.50%, 04/01/2035	4,000,000	4,041,493
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,129,051
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	927,135
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,203,488
Jabil Inc., 4.25%, 05/15/2027	2,515,000	2,508,994
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,335,926
1.90%, 03/15/2031	4,000,000	3,535,422
Microsoft Corp., 4.20%, 11/03/2035	565,000	557,403
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,581,366
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	1,984,510

	Principal Amount	Value
Synopsys Inc., 5.15%, 04/01/2035	$1,605,000	$1,621,410
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,063,094
		30,628,045
Materials - 0.8%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,737,329
Nutrien Ltd., 4.20%, 04/01/2029	425,000	420,817
Steel Dynamics Inc.
5.38%, 08/15/2034	2,915,000	2,962,459
5.25%, 05/15/2035	1,500,000	1,501,877
		7,622,482
Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	1,974,702
Prologis LP
2.25%, 04/15/2030	1,620,000	1,473,103
1.25%, 10/15/2030	3,000,000	2,565,824
5.25%, 03/15/2054	1,000,000	940,858
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,403,864
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,564,208
		10,922,559
Utilities - 2.0%
Avangrid Inc., 3.80%, 06/01/2029	650,000	635,164
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,024,388
4.05%, 05/15/2048	1,480,000	1,196,996
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,854,147
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,725,691
Georgia Power Co., 3.25%, 04/01/2026	345,000	342,148
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,349,371
5.85%, 09/15/2054	2,200,000	2,269,602
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,541,976
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	348,409
Union Electric Co.
2.63%, 03/15/2051	1,280,000	765,910
5.13%, 03/15/2055	1,450,000	1,344,642
		18,398,444
TOTAL CORPORATE BONDS (Cost $176,416,269)		165,446,113

The accompanying notes are an integral part of these financial statements.

4

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Principal Amount	Value
FOREIGN GOVERNMENT AGENCY ISSUES - 0.1%
International Bank for Reconstruction & Development, 3.13%, 11/20/2025	$930,000	$925,410
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $929,686)		925,410
MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	26,999	26,518
Pool A35826, 5.00%, 07/01/2035	13,362	13,533
Pool G08112, 6.00%, 02/01/2036	27,274	28,650
Pool G02564, 6.50%, 01/01/2037	10,108	10,519
Pool G08179, 5.50%, 02/01/2037	8,435	8,706
Pool A65694, 6.00%, 09/01/2037	9,270	9,442
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	5	5
Pool 808156, 4.50%, 02/01/2035	5,205	5,185
Pool 891596, 5.50%, 06/01/2036	251	259
Pool 190375, 5.50%, 11/01/2036	1,543	1,594
Pool 916386, 6.00%, 05/01/2037	10,224	10,695
Pool 946594, 6.00%, 09/01/2037	14,415	15,125
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	126,599	121,197
Pool MA6572, 3.00%, 04/20/2035	304,945	291,939
Pool MA6740, 2.50%, 08/20/2035	478,022	447,836
Pool 550763, 5.00%, 12/15/2035	41,433	41,600
Pool 3922, 7.00%, 11/20/2036	8,583	9,027
Pool MA3873, 3.00%, 08/20/2046	683,945	614,037
Pool MA6409, 3.00%, 01/20/2050	409,536	364,097
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,204,956)		2,019,964
U.S. GOVERNMENT AGENCY ISSUES - 1.8%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,096,354
5.50%, 07/15/2036	125,000	136,196
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	128,129
6.25%, 07/15/2032	380,000	431,356
Federal National Mortgage Association (FNMA)
0.50%, 11/07/2025	2,200,000	2,170,793
0.75%, 10/08/2027	2,270,000	2,123,938

	Principal Amount	Value
6.25%, 05/15/2029	$985,000	$1,072,966
0.88%, 08/05/2030	8,670,000	7,493,196
6.63%, 11/15/2030	303,000	342,934
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,402,988)		15,995,862
U.S. TREASURY SECURITIES - 7.5%
United States Treasury Bonds
6.88%, 08/15/2025	100,000	100,319
6.75%, 08/15/2026	90,000	92,858
6.50%, 11/15/2026	135,000	140,337
6.13%, 11/15/2027	675,000	712,072
5.50%, 08/15/2028	335,000	353,176
3.50%, 02/15/2039	573,000	517,916
4.38%, 11/15/2039	204,000	200,167
4.38%, 08/15/2043	6,750,000	6,443,613
4.50%, 02/15/2044	4,920,000	4,761,061
4.13%, 08/15/2044	6,300,000	5,780,988
United States Treasury Notes
3.00%, 10/31/2025	905,000	901,221
2.63%, 01/31/2026	1,625,000	1,610,143
2.13%, 05/31/2026	6,700,000	6,585,171
1.50%, 08/15/2026	2,110,000	2,053,706
2.00%, 11/15/2026	3,375,000	3,291,218
2.25%, 11/15/2027	2,200,000	2,127,469
2.75%, 02/15/2028	1,630,000	1,591,097
2.88%, 05/15/2028	3,500,000	3,421,934
2.88%, 08/15/2028	5,300,000	5,170,191
3.13%, 11/15/2028	2,900,000	2,846,191
1.50%, 02/15/2030	4,670,000	4,226,350
4.13%, 11/15/2032	1,200,000	1,208,531
4.38%, 05/15/2034	7,000,000	7,112,383
4.25%, 11/15/2034	7,000,000	7,026,250
TOTAL U.S. TREASURY SECURITIES (Cost $69,642,792)		68,274,362
	Shares
SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 2.8%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.23%(d)	25,068,223	25,068,223

The accompanying notes are an integral part of these financial statements.

5

1919 Socially Responsive Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
U.S. Treasury Bills - 0.9%
4.10%, 07/08/2025(e)	$8,400,000	$8,393,222
TOTAL SHORT-TERM INVESTMENTS (Cost $33,461,542)		33,461,445
TOTAL INVESTMENTS - 99.8% (Cost $586,126,931)		$908,105,756
Other Assets in Excess of Liabilities - 0.2%		1,494,741
TOTAL NET ASSETS - 100.0%		$909,600,497

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Floating rate security.
(c)	Variable rate security. Reference rate and spread are included in the description.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

1919 Funds
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
ASSETS:
Investments, at value	$122,496,930	$908,105,756
Dividends receivable	96,605	134,542
Foreign currency, at value	17,134	—
Interest receivable	7,334	2,486,284
Receivable for fund shares sold	4,823	1,472,267
Dividend tax reclaims receivable	—	5,584
Prepaid expenses and other assets	23,493	16,120
Total assets	122,646,319	912,220,553
LIABILITIES:
Payable for capital shares redeemed	194,697	934,346
Payable for transfer agent fees and expenses	82,280	315,051
Payable to adviser	74,330	368,612
Payable for distribution and shareholder servicing fees	43,537	537,786
Payable for fund administration and accounting fees	42,400	205,516
Payable for printing and mailing	26,553	36,192
Payable for custodian fees	5,749	15,342
Payable for compliance fees	4,002	3,995
Distributions payable	—	151,929
Payable for expenses and other liabilities	44,737	51,287
Total liabilities	518,285	2,620,056
NET ASSETS	$ 122,128,034	$909,600,497
NET ASSETS CONSISTS OF:
Paid-in capital	$40,957,986	$591,638,201
Total distributable earnings	81,170,048	317,962,296
Total net assets	$ 122,128,034	$909,600,497
Class A
Net assets	$70,783,659	$272,444,716
Shares issued and outstanding(a)	2,351,485	8,320,022
Net asset value per share	$30.10	$32.75
Max offering price per share (Net asset value per share dividend by 0.9425)(1)	$31.94	$34.74
Class C
Net assets	$14,394,709	$133,581,158
Shares issued and outstanding(a)(b)	544,358	4,137,025
Net asset value per share	$26.44	$32.29

(1)	Reflects a maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

7

1919 Funds
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
Class I
Net assets	$36,949,666	$503,574,623
Shares issued and outstanding(a)	1,210,108	15,363,683
Net asset value per share	$30.53	$32.78
COST:
Investments, at cost	$50,339,111	$586,126,931
Foreign currency, at cost	$18,176	$—

(a)	Unlimited shares authorized without par value.
(b)	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 7).
The accompanying notes are an integral part of these financial statements.

8

1919 Funds
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
INVESTMENT INCOME:
Dividend income	$979,266	$3,575,523
Less: Dividend withholding taxes	—	(13)
Less: Issuance fees	—	(2,580)
Interest income	—	4,094,698
Total investment income	979,266	7,667,628
EXPENSES:
Investment advisory fee	477,095	2,190,042
Distribution expenses - Class A	86,712	328,766
Distribution expenses - Class C	76,866	642,022
Transfer agent fees	118,056	534,574
Fund administration and accounting fees	42,446	209,729
Federal and state registration fees	37,578	49,048
Audit fees	9,562	12,236
Legal fees	8,846	7,486
Custodian fees	8,705	23,913
Trustees’ fees	8,699	11,882
Reports to shareholders	8,207	24,464
Compliance fees	4,002	3,995
Other expenses and fees	6,412	13,051
Total expenses	893,186	4,051,208
NET INVESTMENT INCOME	86,080	3,616,420
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	6,392,798	6,141,132
Net realized gain	6,392,798	6,141,132
Net change in unrealized appreciation (depreciation) on:
Investments	(2,063,955)	28,105,438
Foreign currency translation	902	—
Net change in unrealized appreciation (depreciation)	(2,063,053)	28,105,438
Net realized and unrealized gain	4,329,745	34,246,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,415,825	$37,862,990

The accompanying notes are an integral part of these financial statements.

9

1919 Funds
Statements of Changes in Net Assets

	1919 Financial Services Fund		1919 Socially Responsive Balanced Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$86,080	$776,865	$3,616,420	$5,658,166
Net realized gain (loss)	6,392,798	10,583,883	6,141,132	16,319,187
Net change in unrealized appreciation (depreciation)	(2,063,053)	14,642,149	28,105,438	98,235,687
Net increase (decrease) in net assets from operations	4,415,825	26,002,897	37,862,990	120,213,040
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(6,740,317)	(1,181,661)	(1,626,356)
From earnings - Class C	—	(1,810,721)	(68,646)	(74,381)
From earnings - Class I	—	(3,614,965)	(2,865,682)	(3,906,570)
Total distributions to shareholders	—	(12,166,003)	(4,115,989)	(5,607,307)
CAPITAL TRANSACTIONS:
Shares sold - Class A	4,657,337	5,591,538	12,127,778	36,018,519
Shares issued in reinvestment of distributions - Class A	—	6,327,649	1,120,314	1,551,007
Shares redeemed - Class A	(5,519,924)	(11,044,716)	(22,027,431)	(42,761,201)
Shares sold - Class C	148,250	313,318	5,836,424	17,589,504
Shares issued in reinvestment of distributions - Class C	—	1,749,729	62,297	68,225
Shares redeemed - Class C	(3,918,782)	(5,671,480)	(8,183,381)	(17,569,208)
Shares sold - Class I	3,243,922	1,827,871	41,180,133	103,204,300
Shares issued in reinvestment of distributions - Class I	—	3,315,046	2,589,796	3,530,101
Shares redeemed - Class I	(3,569,558)	(13,178,210)	(43,321,826)	(88,893,326)
Net increase (decrease) in net assets from capital transactions	(4,958,755)	(10,769,255)	(10,615,896)	12,737,921
NET INCREASE (DECREASE) IN NET ASSETS	(542,930)	3,067,639	23,131,105	127,343,654
NET ASSETS:
Beginning of the period	122,670,964	119,603,325	886,469,392	759,125,738
End of the period	$122,128,034	$122,670,964	$909,600,497	$886,469,392
SHARES TRANSACTIONS
Shares sold - Class A	159,213	191,632	389,095	1,191,436
Shares issued in reinvestment of distributions - Class A	—	211,485	35,806	50,546
Shares redeemed - Class A	(189,268)	(401,247)	(711,188)	(1,410,003)
Shares sold - Class C	5,752	13,152	189,299	592,751
Shares issued in reinvestment of distributions - Class C	—	66,303	2,034	2,356
Shares redeemed - Class C	(151,713)	(226,467)	(266,326)	(590,819)
Shares sold - Class I	108,890	64,121	1,316,749	3,407,315
Shares issued in reinvestment of distributions - Class I	—	109,371	82,624	114,767
Shares redeemed - Class I	(121,029)	(476,277)	(1,394,334)	(2,948,078)
Total increase (decrease) in shares outstanding	(188,155)	(302,785)	(356,241)	574,004

The accompanying notes are an integral part of these financial statements.

10

1919 Financial Services Fund
Financial Highlights
Class A

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$29.01	$25.61	$28.14	$33.49	$26.87	$28.27
INVESTMENT OPERATIONS:
Net investment income(a)	0.02	0.19	0.28	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments(b)	1.07	6.29	(0.01)	(4.88)	8.05	(0.23)
Total from investment operations	1.09	6.48	0.27	(4.67)	8.24	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.34)	(0.24)	(0.15)	(0.25)
Net realized gains	—	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total distributions	—	(3.08)	(2.80)	(0.68)	(1.62)	(1.37)
Net asset value, end of period	$30.10	$29.01	$25.61	$28.14	$33.49	$26.87
TOTAL RETURN(c)	3.76%	24.92%	1.42%	(13.97)%	30.88%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,784	$69,090	$60,948	$73,800	$86,303	$67,047
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.47%	1.46%	1.46%	1.36%	1.36%	1.46%
After expense reimbursement/recoupment(d)(e)	1.46%	1.46%	1.46%	1.36%	1.36%	1.46%
Ratio of net investment income (loss) to average net assets(d)	0.17%	0.70%	1.09%	0.69%	0.59%	0.86%
Portfolio turnover rate(c)(f)	8%	4%	4%	4%	10%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The Advisor agreed to limit the ratio of expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

1919 Financial Services Fund
Financial Highlights
Class C

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.58	$22.87	$25.43	$30.27	$24.48	$25.82
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.01)	0.08	(0.01)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments(b)	0.93	5.59	(0.03)	(4.39)	7.30	(0.23)
Total from investment operations	0.86	5.58	0.05	(4.40)	7.26	(0.20)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.15)	—	—	(0.02)
Net realized gains	—	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total distributions	—	(2.87)	(2.61)	(0.44)	(1.47)	(1.14)
Net asset value, end of period	$26.44	$25.58	$22.87	$25.43	$30.27	$24.48
TOTAL RETURN(c)	3.36%	23.99%	0.69%	(14.56)%	29.88%	(0.64)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,395	$17,657	$19,146	$27,395	$36,122	$26,404
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	2.19%	2.19%	2.18%	2.08%	2.07%	2.16%
After expense reimbursement/recoupment(d)(e)	2.19%	2.19%	2.18%	2.08%	2.07%	2.16%
Ratio of net investment income (loss) to average net assets(d)	(0.58)%	(0.04)%	0.36%	(0.04)%	(0.12)%	0.15%
Portfolio turnover rate(c)(f)	8%	4%	4%	4%	10%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The Advisor agreed to limit the ratio of expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

1919 Financial Services Fund
Financial Highlights
Class I

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$29.39	$25.91	$28.44	$33.82	$27.18	$28.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.26	0.35	0.28	0.29	0.27
Net realized and unrealized gain (loss) on investments(b)	1.08	6.37	(0.01)	(4.91)	8.11	(0.22)
Total from investment operations	1.14	6.63	0.34	(4.63)	8.40	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.28)	(0.41)	(0.31)	(0.29)	(0.31)
Net realized gains	—	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total distributions	—	(3.15)	(2.87)	(0.75)	(1.76)	(1.43)
Net asset value, end of period	$30.53	$29.39	$25.91	$28.44	$33.82	$27.18
TOTAL RETURN(c)	3.88%	25.21%	1.69%	(13.71)%	31.16%	0.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,950	$35,924	$39,509	$69,605	$103,970	$67,346
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.24%	1.21%	1.18%	1.10%	1.09%	1.17%
After expense reimbursement/recoupment(d)(e)	1.22%	1.21%	1.18%	1.10%	1.09%	1.17%
Ratio of net investment income (loss) to average net assets(d)	0.41%	0.95%	1.34%	0.93%	0.87%	1.14%
Portfolio turnover rate(c)(f)	8%	4%	4%	4%	10%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The Advisor agreed to limit the ratio of expenses, to 1.25% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

13

1919 Socially Responsive BALANCED Fund
Financial Highlights
Class A

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$31.51	$27.38	$23.01	$28.83	$24.69	$20.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.20	0.15	0.08	(0.00)(b)	0.05
Net realized and unrealized gain (loss) on investments(c)	1.26	4.12	4.36	(5.85)	4.26	4.15
Total from investment operations	1.38	4.32	4.51	(5.77)	4.26	4.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.19)	(0.14)	(0.04)	(0.01)	(0.06)
Net realized gains	—	—	—	(0.01)	(0.11)	—
Total distributions	(0.14)	(0.19)	(0.14)	(0.05)	(0.12)	(0.06)
Net asset value, end of period	$32.75	$31.51	$27.38	$23.01	$28.83	$24.69
TOTAL RETURN(d)	4.40%	15.79%	19.66%	(20.00)%	17.26%	20.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$272,445	$271,178	$240,209	$209,003	$264,785	$190,180
Ratio of expenses to average net assets(e)	0.97%	0.95%	0.98%	0.97%	0.96%	1.16%
Ratio of net investment income (loss) to average net assets(e)	0.79%	0.65%	0.61%	0.31%	(0.01)%	0.25%
Portfolio turnover rate(d)(f)	5%	12%	10%	13%	9%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

14

1919 Socially Responsive BALANCED Fund
Financial Highlights
Class C

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$31.06	$27.03	$22.76	$28.69	$24.73	$20.67
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	(0.03)	(0.10)	(0.19)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	1.24	4.07	4.31	(5.82)	4.26	4.17
Total from investment operations	1.25	4.05	4.28	(5.92)	4.07	4.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.02)	(0.01)	—	—	(0.02)
Net realized gains	—	—	—	(0.01)	(0.11)	—
Total distributions	(0.02)	(0.02)	(0.01)	(0.01)	(0.11)	(0.02)
Net asset value, end of period	$32.29	$31.06	$27.03	$22.76	$28.69	$24.73
TOTAL RETURN(c)	4.02%	14.98%	18.80%	(20.62)%	16.46%	19.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$133,581	$130,823	$113,754	$107,014	$133,861	$59,784
Ratio of expenses to average net assets(d)	1.70%	1.68%	1.70%	1.70%	1.68%	1.82%
Ratio of net investment income (loss) to average net assets(d)	0.07%	(0.08)%	(0.11)%	(0.42)%	(0.72)%	(0.40)%
Portfolio turnover rate(c)(e)	5%	12%	10%	13%	9%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

15

1919 Socially Responsive BALANCED Fund
Financial Highlights
Class I

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$31.54	$27.40	$23.04	$28.88	$24.70	$20.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.27	0.22	0.14	0.07	0.13
Net realized and unrealized gain (loss) on investments(b)	1.27	4.13	4.36	(5.87)	4.26	4.15
Total from investment operations	1.43	4.40	4.58	(5.73)	4.33	4.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.26)	(0.22)	(0.10)	(0.04)	(0.12)
Net realized gains	—	—	—	(0.01)	(0.11)	—
Total distributions	(0.19)	(0.26)	(0.22)	(0.11)	(0.15)	(0.12)
Net asset value, end of period	$32.78	$31.54	$27.40	$23.04	$28.88	$24.70
TOTAL RETURN(c)	4.55%	16.09%	19.95%	(19.82)%	17.61%	20.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$503,575	$484,468	$405,163	$362,364	$520,504	$240,316
Ratio of expenses to average net assets(d)	0.70%	0.70%	0.72%	0.72%	0.71%	0.83%
Ratio of net investment income (loss) to average net assets(d)	1.06%	0.90%	0.87%	0.55%	0.26%	0.59%
Portfolio turnover rate(c)(e)	5%	12%	10%	13%	9%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

16

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The 1919 Financial Services Fund (the “Financial Services Fund”) and 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund”, each a Fund and together, the “Funds”) are each a separate series of the Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Financial Services Fund and Socially Responsive Fund are each registered as a diversified series.
The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.
The Funds are the successor to the 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds does not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board has designated 1919 Investment Counsel, LLC (the “Advisor” to the Funds) as the valuation designee of the Funds. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable.

17

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investment in each category investment type as of June 30, 2025:
Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$121,142,537	$ —	$ —	$121,142,537
Total long-term investments	121,142,537	—	—	121,142,537
Short-term investments	1,354,393	—	—	1,354,393
Total long-term investments	$122,496,930	$—	$—	$122,496,930

Socially Responsive Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$616,032,959	$—	$ —	$616,032,959
Collateralized Mortgage Obligations	—	5,949,641	—	5,949,641
Corporate Bonds	—	165,446,113	—	165,446,113
Foreign Government Agency Issues	—	925,410	—	925,410
Mortgage-Backed Securities	—	2,019,964	—	2,019,964
U.S. Government Agency Issues	—	15,995,862	—	15,995,862
U.S. Treasury Securities	—	68,274,362	—	68,274,362
Total long-term investments	616,032,959	258,611,352	—	874,644,311
Short-term investments
Money Market Funds	25,068,223	—	—	25,068,223
U.S. Treasury Bills	—	8,393,222	—	8,393,222
Total short-term investments	25,068,223	8,393,222	—	33,461,445
Total investments	$641,101,182	$267,004,574	$—	$908,105,756

*	See Schedule of investments for additional detailed categorizations.

18

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
B.
Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2025, the Financial Services Fund held foreign currency and securities.
C.
REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

D.
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E.
Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

F.
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

G.
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

H.
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment

19

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period ended June 30, 2025, the Funds did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
I.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Advisor has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2026, but may be terminated or amended at any time by the Board upon 60 days’ notice to the Advisor or by the Advisor with consent of the Board. These arrangements, however, may be modified by the Advisor to decrease total annual operating expenses at any time.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36-month period from the month the Advisor earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the limits described above. The amounts waived, if any, are detailed on each Fund’s Statement of operations.

20

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar”) serves as the Funds’ distributor and principal underwriter. For the period ended June 30, 2025, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$42,446	$209,729
Custody	8,705	23,913
Transfer agent*	59,125	95,124
Compliance	4,002	3,99

*	Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.
At June 30, 2025, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$42,400	$205,516
Custody	5,749	15,342
Transfer agent	27,094	204,116
Compliance	4,002	3,995

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of assets and liabilities.
The Independent Trustees in total were paid $14,850 for their services and reimbursement of travel expenses during the period ended June 30, 2025. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:
Financial Services Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$9,348,565	$—
Sales	13,178,168	—

Socially Responsive Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$39,692,116	$22,801,193
Sales	32,173,169	12,404,393

21

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2024, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$48,727,582	$590,236,241
Gross tax unrealized appreciation	75,180,330	319,156,629
Gross tax unrealized depreciation	(986,006)	(25,717,502)
Net tax unrealized appreciation/depreciation on investment	74,194,324	293,439,127
Undistributed ordinary income	78,779	522,185
Undistributed long-term capital gains	2,521,311	—
Capital loss carryforwards	—	(9,710,745)
Other book/tax temporary differences*	(40,191)	(35,272)
Total distributable earnings (loss)	$76,754,223	$284,215,295

*	Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.
The tax character of distributions paid during the period ended June 30, 2025 and the fiscal year ended December 31, 2024, for each Fund was as follows:

Financial Services Fund	Six Months Ended June 30, 2025	Year Ended December 30, 2024
Distribution Paid From:
Ordinary Income	$ —	$903,622
Net Long Term Capital Gains	—	11,262,381
Total	$—	$12,166,003

Socially Responsive Fund	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Distribution Paid From:
Ordinary Income	$4,115,989	$5,607,307
Net Long Term Capital Gains	—	—
Total	$4,115,989	$5,607,307

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the fiscal following fiscal year for tax purposes. As of December 31, 2024, the Funds did not have any late year or post October losses.
As of December 31, 2024, the Funds have capital loss carry forward amounts (“CLCFs”) as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$ —	$(8,942,463)
Capital Loss Carryovers — Long-Term	—	(768,282)
Total	$—	$(9,710,745)

22

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 6 – CLASS SPECIFIC EXPENSES
The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the period ended June 30, 2025, class specific expenses were as follows:

Financial Services Fund	Distribution Fees	Transfer Agent Fees
Class A	$86,712	$32,483
Class C	76,866	5,850
Class I	—	20,598
Total	$163,578	$58,931

Socially Responsive Fund	Distribution Fees	Transfer Agent Fees
Class A	$328,766	$150,584
Class C	642,022	59,867
Class I	—	229,000
Total	$970,788	$439,451

NOTE 7 – SHARES OF BENEFICIAL INTEREST
The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Financial Services Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	159,213	$4,657,337	191,632	$5,591,538
Shares issued on reinvestment	—	—	211,485	6,327,649
Shares repurchased	(189,268)	(5,519,924)	(401,247)	(11,044,716)
Net increase (decrease)	(30,055)	$(862,587)	1,870	$874,471
Class C
Shares sold	5,752	$148,250	13,152	$313,318
Shares issued on reinvestment	—	—	66,303	1,749,729
Shares repurchased	(151,713)	(3,918,783)	(226,467)	(5,671,480)
Net decrease	(145,961)	$(3,770,533)	(147,012)	$(3,608,433)
Class I
Shares sold	108,890	$3,243,922	64,121	$1,827,871
Shares issued on reinvestment	—	—	109,371	3,315,046
Shares repurchased	(121,029)	(3,569,557)	(476,277)	(13,178,210)
Net decrease	(12,139)	$(325,635)	(302,785)	$(8,035,293)

23

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Socially Responsive Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	389,095	$12,127,777	1,191,436	$36,018,519
Shares issued on reinvestment	2,034	1,120,314	50,546	1,551,007
Shares repurchased	(711,188)	(22,027,431)	(1,410,003)	(42,761,201)
Net decrease	(286,287)	$(8,779,340)	(168,021)	$(5,191,675)
Class C
Shares sold	189,299	$5,836,424	592,751	$17,589,504
Shares issued on reinvestment	2,034	62,297	2,356	68,225
Shares repurchased	(266,326)	(8,183,381)	(590,819)	(17,569,208)
Net increase (decrease)	(74,993)	$(2,284,660)	4,288	$88,521
Class I
Shares sold	1,316,749	$41,180,133	3,407,315	$103,204,300
Shares issued on reinvestment	82,624	2,589,796	114,767	3,530,101
Shares repurchased	(1,394,334)	(43,321,826)	(2,948,078)	(88,893,326)
Net increase (decrease)	5,039	$448,103	574,004	$17,841,075

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.
For the period ended June 30, 2025, Quasar did not retain sales charges on sales of the Class A shares of the Financial Services Fund and Socially Responsive Fund. In addition, for the period ended June 30, 2025, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$28
Socially Responsive Fund	N/A	1,911

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the1940 Act. As of June 30, 2025, Charles Schwab held approximately 27% of the outstanding shares of the Financial Services Fund, for the benefit of their shareholders.
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2025, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

24

1919 Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in each Fund, each of which may adversely affect each Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
A.
Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

B.
Foreign investment risk. The Financial Services Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

C.
Fixed income securities risk. The Socially Responsive Fund’s investment in certain debt and fixed income securities share three principal risks: 1) the level of interest income generated by fixed income investments may decline due to a decrease in market interest rates; 2) values fluctuate with changes in interest rates; and 3) certain fixed income securities are subject to credit risk.

D.
Mortgage-backed and asset-backed securities risk. The Socially Responsive Fund’s investment in mortgage-backed securities (MBS) and asset-backed securities (ABS) are subject to credit, interest rate, prepayment, and extension risks. These securities may be illiquid and hard to value in declining markets. Changes in interest or prepayment rates may cause large and sudden price movements. Certain MBS and ABS may result in the Socially Responsive Fund becoming the holder of underlying assets it could not otherwise purchase, potentially making then difficult to dispose of due to adverse market conditions.

E.
Market risk. Financial market risks affect the value of individual instruments in which the Funds invest. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

25

1919 Funds
Additional Information
June 30, 2025 (Unaudited)
QUARTERLY PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
PROXY VOTING
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/8/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/8/2025